UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08049

RENAISSANCE CAPITAL GREENWICH FUNDS

(Exact name of registrant as specified in charter)

165 MASON STREET
GREENWICH, CONNECTICUT 06830

 (Address of principal executive offices)(Zip code)

Christopher A. Madden, Esq.

State Street Bank and Trust Company

One Lincoln Street/CPH0326

Boston, MA 02111

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (631) 470-2619

Date of fiscal year end: September 30

Date of reporting period: June 30, 2014

Item 1.  Schedule of Investments.

RENAISSANCE IPO ETF PORTFOLIO OF INVESTMENTS June 30, 2014 (unaudited)

Shares		Value (US$)

	COMMON STOCKS - 92.9%
	CONSUMER DISCRETIONARY - 14.2%
	Diversified Consumer Services - 1.1%
5,247	Bright Horizons Family Solutions, Inc. *	225,306
3,295	Houghton Mifflin Harcourt Co. *	63,132

		288,438

	Hotels, Restaurants & Leisure - 7.6%
12,736	Aramark	329,608
14,333	Bloomin' Brands, Inc. *	321,489
20,247	Hilton Worldwide Holdings, Inc. *	471,755
6,456	La Quinta Holdings, Inc. *	123,568
16,760	Norwegian Cruise Line Holdings, Ltd. *	531,292
11,233	SeaWorld Entertainment, Inc.	318,231

		2,095,943

	Internet & Catalog Retail - 1.8%
17,696	JD.com, Inc. - ADR * (a)	504,513

	Media - 0.4%
3,508	CBS Outdoor Americas, Inc. (a)	114,641

	Multiline Retail - 0.6%
4,888	Burlington Stores, Inc. *	155,732

	Specialty Retail - 2.7%
7,738	Five Below, Inc. *	308,824
4,790	Restoration Hardware Holdings, Inc. *	445,709

		754,533

		3,913,800

	CONSUMER STAPLES - 6.6%
	Food & Staples Retailing - 2.0%
16,376	Sprouts Farmers Market, Inc. *	535,823

	Food Products - 4.6%
9,302	Pinnacle Foods, Inc.	306,036
29,537	WhiteWave Foods Co. *	956,112

		1,262,148

		1,797,971

	ENERGY - 8.5%
	Energy Equipment & Services - 0.6%
5,628	Frank's International NV	138,449
2,492	North Atlantic Drilling, Ltd.	26,465

		164,914

	Oil, Gas & Consumable Fuels - 7.9%
9,411	Antero Resources Corp. *	617,644
8,502	Athlon Energy, Inc. *	405,545
8,681	Diamondback Energy, Inc. *	770,873
7,209	EP Energy Corp. - Class A *	166,167
7,059	Rice Energy, Inc. *	214,947

		2,175,176

		2,340,090

	FINANCIALS - 14.0%
	Consumer Finance - 2.5%
16,426	Ally Financial, Inc. *	392,745
11,072	Santander Consumer USA Holdings, Inc.	215,240
3,661	Springleaf Holdings, Inc. * (a)	95,003

		702,988

	Diversified Financial Services - 3.3%
24,690	Voya Financial, Inc.	897,235

	Real Estate Investment Trusts (REITs) - 4.7%
22,705	American Homes 4 Rent - Class A	403,241
6,921	Brixmor Property Group, Inc.	158,837
64,437	Spirit Realty Capital, Inc.	732,004

		1,294,082

	Real Estate Management & Development - 3.5%
25,612	Realogy Holdings Corp. *	965,829

		3,860,134

	HEALTH CARE - 14.3%
	Biotechnology - 0.1%
1,535	Intrexon Corp. * (a)	38,575

	Health Care Equipment & Supplies - 0.8%
9,106	Globus Medical, Inc. - Class A *	217,815

	Health Care Providers & Services - 1.8%
13,514	Envision Healthcare Holdings, Inc. *	485,288

	Health Care Technology - 1.0%
10,988	IMS Health Holdings, Inc. *	282,172

	Life Sciences Tools & Services - 0.7%
3,407	Quintiles Transnational Holdings, Inc. *	181,559

	Pharmaceuticals - 9.9%
84,307	Zoetis, Inc.	2,720,587

		3,925,996

	INDUSTRIALS - 3.6%
	Commercial Services & Supplies - 0.3%
3,702	West Corp.	99,214

	Construction & Engineering - 0.2%
2,912	Grana y Montero SA - ADR	52,532

	Electrical Equipment - 1.4%
5,395	SolarCity Corp. * (a)	380,887

	Trading Companies & Distributors - 1.7%
16,247	HD Supply Holdings, Inc. *	461,252

		993,885

	INFORMATION TECHNOLOGY - 27.8%
	Communications Equipment - 3.0%
10,935	CommScope Holding Co., Inc. *	252,926
6,694	Palo Alto Networks, Inc. *	561,292

		814,218

	Computers & Peripherals - 0.2%
1,525	Nimble Storage, Inc. * (a)	46,848

	Electronic Equipment, Instruments & Components - 1.7%
14,647	CDW Corp.	466,946

	Internet Software & Services - 10.9%
5,386	Criteo SA - ADR *	181,885
1,198	GrubHub, Inc. * (a)	42,421
67,746	Twitter, Inc. *	2,775,554

		2,999,860

	IT Services - 0.6%
8,680	Sabre Corp. *	174,034

	Software - 11.4%
14,488	FireEye, Inc. * (a)	587,488
4,474	King Digital Entertainment PLC * (a)	91,941
7,380	ServiceNow, Inc. *	457,265
7,024	Tableau Software, Inc. - Class A *	501,022
16,809	Workday, Inc. - Class A *	1,510,457

		3,148,173

		7,650,079

	MATERIALS - 3.7%
	Containers & Packaging - 1.6%
17,455	Berry Plastics Group, Inc. *	450,339

	Metals & Mining - 2.1%
17,791	Constellium NV - Class A *	570,379

		1,020,718

	TELECOMMUNICATION SERVICES - 0.2%
	Diversified Telecommunication Services - 0.2%
3,334	Intelsat SA *	62,813

	TOTAL COMMON STOCKS (Cost - $23,871,625)	25,565,486

Units

	COMMON STOCK UNITS - 0.4%
	CONSUMER DISCRETIONARY - 0.4%
	Hotels, Restaurants & Leisure - 0.4%
5,048	Extended Stay America, Inc.	116,912

	TOTAL COMMON STOCK UNITS (Cost - $118,224)	116,912

	LIMITED PARTNERSHIPS - 0.5%
	ENERGY - 0.5%
5,167	Cheniere Energy Partners LP Holdings LLC	128,348

	TOTAL LIMITED PARTNERSHIPS (Cost - $99,439)	128,348

	MASTER LIMITED PARTNERSHIPS - 6.0%
	ENERGY - 6.0%
	Oil, Gas & Consumable Fuels - 6.0%
6,111	CVR Refining LP	152,836
1,488	Emerge Energy Services LP	157,430
4,514	Enable Midstream Partners LP *	118,222
6,248	EQT Midstream Partners LP	604,432
2,484	MPLX LP	160,218
9,787	Northern Tier Energy LP	261,704
2,828	Phillips 66 Partners LP	213,684

		1,668,526

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost - $1,602,963)	1,668,526

	SHORT-TERM INVESTMENTS - 5.2%
1,429,305	State Street Navigator Prime Securities Lending Portfolio (b)	1,429,305

	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,429,305)	1,429,305

	TOTAL INVESTMENTS - 105.0% (Cost - $27,121,556) (c)	$28,908,577
	LIABILITIES LESS OTHER ASSETS - (5.0)%	(1,380,909)

	NET ASSETS - 100.0%	$27,527,668

*	Non-income producing security.
(a)

Securities (or a portion of the security) on loan. As of June 30, 2014, the market value of securities loaned was $1,429,505. The loaned securities were secured with cash collateral of $1,429,305. Collateral is calculated based on prior day’s prices.

(b)	Represents investments of cash collateral received in connection with securities lending.
(c)

Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $27,121,556. At June 30, 2014, net appreciation for all securities was $1,787,021. This consists of aggregate gross unrealized appreciation of $2,622,788 and aggregate gross unrealized depreciation of $835,767.

ADR - American Depositary Receipt
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company

SECURITY VALUATION: The values of the Fund’s portfolio securities are based on the securities’ closing prices on their principal markets, where available. In the absence of a last reported sales price, or if no sales were reported, and for other assets for which market quotes are not readily available, values may be based on quotes obtained from a quotation reporting system, established market makers or by an outside independent pricing service. Prices obtained by an outside independent pricing service may use information provided by market makers or estimates of market values obtained from yield data related to investments or securities with similar characteristics and may use a computerized grid matrix of securities and its evaluations in determining what it believes is the fair value of the portfolio securities. If a market quotation for a security is not readily available or the Advisor believes it does not otherwise accurately reflect the market value of the security at the time the Fund calculates its NAV, the security will be fair valued by the Advisor in accordance with the Trust’s valuation policies and procedures approved by the Board of Trustees. The Fund may also use fair value pricing in a variety of circumstances, including but not limited to, situations where the value of a security in the Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded (such as a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s benchmark index, the Renaissance IPO Index (the “Index”). This may adversely affect the Fund’s ability to track the Index.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At June 30, 2014, all of the Fund’s investments were valued based on Level 1 inputs, as detailed on the Portfolio of Investments.

It is the Fund’s policy to record transfers in to or out of Level 1, Level 2, and Level 3 at the end of the reporting period. There were no transfers in to or out of any level during the current period presented. Additionally, the Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”) are effective based on their evaluation of these controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, as of a date within 90 days of the filing date of this document.

(b) There were no changes no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RENAISSANCE CAPITAL GREENWICH FUNDS

By:	/s/ William K. Smith
William K. Smith
President

Date: August 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William K. Smith
William K. Smith
President

By:	/s/ Kathleen S. Smith
Kathleen S. Smith
Treasurer

Date: August 21, 2014